Exhibit 99.5

Recovco	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
RID2795	XXXX	Total Balance of Superior Lien(s)	XXX	XX	XX	XX	The audit entered balance for superior lien 2 is $0 and combined balance is $XXX. The Unison Schedule of Debts to Pay states the 2nd superior HELOC lien is to be paid in full with proceeds and account closed.	Initial